REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
REGULATORY MATTERS [Abstract]
Net reserve requirement	$ 123	$ 171
The maximum percentage of the Savings Bank's capital surplus allowed for secured loan borrowings	10.00%
Surplus funds not available for dividend purposes	$ 3,400